Per share amounts	12 Months Ended
Dec. 31, 2024
Per share amounts [Abstract]
Per share amounts
22.

Per share amounts
Per share amounts have been calculated based on the weighted average number of common shares outstanding during the period. The weighted average number of paid shares outstanding in 2024 was 434,870,473

(2023 -
433,382,879 ).
2024 2023
Basic earnings per share computation
Net earnings attributable to equity holders $ 171,853 $ 360,847
Weighted average common shares outstanding 434,870 433,383
Basic earnings per common share $ 0.40 $ 0.83
Diluted earnings per share computation
Net earnings attributable to equity holders $ 171,853 $ 360,847
Weighted average common shares outstanding 434,870 433,383
Dilutive effect of stock options 1,086 1,972
Weighted average common shares outstanding, assuming dilution 435,956 435,355
Diluted earnings per common share $ 0.39 $ 0.83
The average market value of the Company’s shares for the purposes of calculating the dilutive effect of share options was based on quoted market prices for the year during which the options were outstanding.